Company financial information - Comprehensive income (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement of comprehensive income
Finance expense | $		$ (671)		$ (769)	$ (590)
Finance income | $				88
Profit/(loss) before tax | $		1		(106)	(87)
Income tax | $		$ (40)		$ 66	$ 48
ARD Finance S.A.
Statement of comprehensive income
Dividend income	€ 133		€ 270
Finance expense	(111)		(31)
Finance income	50		14
Profit/(loss) before tax	72		253
Profit and total comprehensive income for the year	€ 72		€ 253